Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(1)(5)	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs(5)	Total Stockholder Return	Peer Group Total Stockholder Return(6)	Net Income (in thousands)	Return On Average Equity
2023	$1,303,388	$1,128,618	$790,259(2)	$662,863(2)	98.38	100.08	$24,137	11.42%
2022	1,262,648	1,060,570	905,793(2)	764,704(2)	112.28	98.03	46,399	20.71
2021	1,024,797	1,623,245	765,149(3)	1,269,978(3)	131.21	113.59	49,607	20.33
2020	967,524	725,866	731,858(4)	490,200(4)	78.82	85.98	32,712	14.49

Company Selected Measure Name	Return On Average Equity
Named Executive Officers, Footnote
(1) The CEO in 2023, 2022, 2021 and 2020 was Mr. Nelson.
(2) Non-CEO NEOs in 2023 and 2022 were Messrs. Olafson, Winterbottom and Peters and Ms. Funk.
(3) Non-CEO NEOs in 2021 were Messrs. Gulling, Olafson, Winterbottom and Peters.
(4) Non-CEO NEOs in 2020 were Messrs. Gulling, Olafson and Winterbottom.

Peer Group Issuers, Footnote	The peer group consists of the S&P U.S. BMI Banks - Midwest Region Index.
PEO Total Compensation Amount	$ 1,303,388	$ 1,262,648	$ 1,024,797	$ 967,524
PEO Actually Paid Compensation Amount	$ 1,128,618	1,060,570	1,623,245	725,866
Adjustment To PEO Compensation, Footnote	See the table immediately following these footnotes for a reconciliation of the Summary Compensation Table compensation and the Compensation Actually Paid to the CEO
Non-PEO NEO Average Total Compensation Amount	$ 790,259	905,793	765,149	731,858
Non-PEO NEO Average Compensation Actually Paid Amount	$ 662,863	764,704	1,269,978	490,200
Adjustment to Non-PEO NEO Compensation Footnote	and Non-CEO NEOs
Total Shareholder Return Amount	$ 98.38	112.28	131.21	78.82
Peer Group Total Shareholder Return Amount	100.08	98.03	113.59	85.98
Net Income (Loss)	$ 24,137	$ 46,399	$ 49,607	$ 32,712
Company Selected Measure Amount	0.1142	0.2071	0.2033	0.1449
PEO Name	Mr. Nelson.	Mr. Nelson.	Mr. Nelson.
PEO | Grant date fair value of stock awards granted in fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (288,788)	$ (395,589)	$ (257,325)	$ (188,198)
PEO | Fair value at fiscal year-end of outstanding and unvested stock awards granted in prior fiscal years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	297,160	319,725	407,213	261,150
PEO | Change in fair value of outstanding and unvested stock awards granted in fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(119,715)	(151,725)	361,410	(178,260)
PEO | Change in fair value as of vesting date of stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(63,427)	25,511	87,150	(136,350)
Non-PEO NEO | Grant date fair value of stock awards granted in fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(254,813)	(348,532)	(235,881)	(188,198)
Non-PEO NEO | Fair value at fiscal year-end of outstanding and unvested stock awards granted in prior fiscal years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	262,200	287,753	377,761	261,150
Non-PEO NEO | Change in fair value of outstanding and unvested stock awards granted in fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(92,717)	(104,453)	294,169	(178,260)
Non-PEO NEO | Change in fair value as of vesting date of stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (42,066)	$ 24,143	$ 68,780	$ (136,350)